SEGMENT REPORTING (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
SEGMENT REPORTING (Details) [Line Items]
Number of reportable segments	2		2
Customer Concentration Risk [Member] | Non-Cannabinoid [Member] | Revenue Benchmark [Member]
SEGMENT REPORTING (Details) [Line Items]
Concentration risk, percentage	19.00%	36.00%
Customer Concentration Risk [Member] | Non-Cannabinoid [Member] | GNC Holdings, Inc. | Revenue Benchmark [Member]
SEGMENT REPORTING (Details) [Line Items]
Concentration risk, percentage			10.10%
Customer Concentration Risk [Member] | Non-Cannabinoid [Member] | Pattern, Inc. | Revenue Benchmark [Member]
SEGMENT REPORTING (Details) [Line Items]
Concentration risk, percentage			32.00%	12.00%